Equity	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
EQUITY

NOTE 4:- EQUITY

1.	Accredited Investors

During January 2024, pursuant to Accredited Investor Notes as described in Note 3(a)(4) certain Accredited Investors converted an aggregated amount of $1,000 thousand into 666,668 ordinary shares.

2.	Lind

During 2024, pursuant to Lind SPA as described in Note 3(a)(2) Lind converted an aggregated amount of $3,595 thousand into 3,773,177 ordinary shares.

3.	AGP

During March and April 2024, pursuant to AGP Convertible Loan Agreement as described in Note 3(a)3 A.G.P converted an aggregated amount of $500 thousand into 670,170 ordinary shares.

4.	Shayna

During November and December 2023, pursuant to Shayna Convertible Loan Agreement as described in Note 3(a)(1) Akina converted an aggregated amount of $4,616 thousand into 5,129,375 ordinary shares.

5.	Finders Fee

a.	In April 2024, pursuant to a Finder Fee Agreement, the Company allocated an aggregated amount of 142,313 ordinary shares and expenses in the amount of $128 thousand were recorded under the G&A expenses.

b.	In April 2024, pursuant to a Finder Fee Agreement, the Company allocated an aggregated amount of 200,000 ordinary shares and expenses in the amount of $70 thousand were recorded under the G&A expenses.

6.	Investors Settlement Agreement

In order to settle various claims by the Company past investors, several allocations were made during 2023 to such past investors, Elyakim Shmuel Baruch Kislev – 69,028 ordinary shares were granted and expenses in the amount of $60 thousand were recorded under the G&A expenses.

7.	IR Services Agreements

During March and June 2024, pursuant to the Hybrid IR Services, the Company granted an aggregated amount of 945,454 ordinary shares and expenses in the amount of $707 thousand were recorded under the S&M expenses.

8.	Consulting Agreement

In June 2024, pursuant to a Consulting Agreement, the consultant was allocated an aggregated amount of 13,513 ordinary shares and expenses in the amount of $10 thousand were recorded under the G&A expenses.

9.	Accredited Investors

During 2023, pursuant to Accredited Investor Notes as described in Note 3(a)(b) certain Accredited Investors converted an aggregated amount of $1,300 thousand into 1,150,217 ordinary shares.

10.	Private warrants exercise During the six months ended June 30, 2024, 5,760,958 private warrants were exercised into 5,760,958 ordinary shares of the Company for total consideration of $5,057 thousand.